Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information
Entity Registrant Name	ARBOR REALTY TRUST INC
Entity Central Index Key	0001253986
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	This amendment reflects the adjustments made to the cash flow information associated with the retrospective adoption of Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash, as if it was adopted by the Company as of December 31, 2017. There have been no other changes made since the filing of the Annual Report on Form 10-K for the fiscal year ended December 31, 2017, originally filed on February 23, 2018.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY